Debt and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Debt and Lease Liabilities
Schedule of debt and lease liabilities outstanding

	2024									2023
					Finance		Principal, Net		Effective	Interest		Principal, Net
	U.S. Dollars		Principal		Costs		of Finance Costs		Interest Rate	Payable		of Finance Costs
U.S. dollar Senior Notes:
6.625% Senior Notes due 2025 (1)	U.S.$	219,438	Ps.	4,579,474	Ps.	(22,524)	Ps.	4,556,950	7.60%	Ps.	75,847	Ps.	3,654,554
4.625% Senior Notes due 2026 (1)		207,420		4,328,669		(5,147)		4,323,522	5.03%		100,100		3,504,921
8.5% Senior Notes due 2032 (1)		300,000		6,260,730		(34,468)		6,226,262	9.00%		162,605		5,042,597
6.625% Senior Notes due 2040 (1)		600,000		12,521,460		(141,613)		12,379,847	7.05%		377,905		10,012,592
5% Senior Notes due 2045 (1)		790,610		16,499,319		(453,662)		16,045,657	5.39%		119,162		12,915,265
6.125% Senior Notes due 2046 (1)		879,572		18,355,876		(126,566)		18,229,310	6.47%		562,149		14,763,351
5.250% Senior Notes due 2049 (1)		660,928		13,792,972		(315,577)		13,477,395	5.59%		72,413		10,871,373
Total U.S. dollar debt		3,657,968		76,338,500		(1,099,557)		75,238,943			1,470,181		60,764,653

Mexican peso debt:
8.79% Notes due 2027 (2)		—		4,500,000		(8,825)		4,491,175	8.84%		101,085		4,488,372
8.49% Senior Notes due 2037 (1)		—		4,500,000		(15,550)		4,484,450	8.94%		44,572		4,483,755
7.25% Senior Notes due 2043 (1)		—		6,225,690		(63,283)		6,162,407	7.92%		36,360		6,161,147
Bank loans (3)		—		10,000,000		(71,802)		9,928,198	11.69%		—		9,987,932
Bank loans (Sky) (4)		—		2,650,000		—		2,650,000	12.46%		22,346		2,650,000
Total Mexican peso debt		—		27,875,690		(159,460)		27,716,230			204,363		27,771,206
Total debt (5)		3,657,968		104,214,190		(1,259,017)		102,955,173			1,674,544		88,535,859
Less: Current portion of long-term debt		219,438		4,579,474		(22,524)		4,556,950			1,674,544		9,987,932
Long-term debt, net of current portion	U.S.$	3,438,530	Ps.	99,634,716	Ps.	(1,236,493)	Ps.	98,398,223		Ps.	—	Ps.	78,547,927

										2024		2023
Lease liabilities:
Satellite transponder lease agreement (6)										Ps.	1,866,747	Ps.	1,994,437
Telecommunications network lease agreement (7)											538,356		573,761
Other lease liabilities (8)											2,981,536		4,723,352
Total lease liabilities											5,386,639		7,291,550
Less: Current portion											1,242,957		1,280,932
Lease liabilities, net of current portion										Ps.	4,143,682	Ps.	6,010,618

(1)	The Senior Notes due between 2025 and 2049, in the aggregate outstanding principal amount of U.S.$3,658 million as of December 31, 2024 and 2023, and Ps.10,725,690, as of December 31, 2024 and 2023, are unsecured obligations of the Company, rank equally in right of payment with all existing and future unsecured and unsubordinated indebtedness of the Company, and are junior in right of payment to all of the existing and future liabilities of the Company’s subsidiaries. Interest rate on the Senior Notes due 2025, 2026, 2032, 2037, 2040, 2043, 2045, 2046, and 2049 including additional amounts payable in respect of certain Mexican withholding taxes, is 6.97%, 4.86%, 8.94%, 8.93%, 6.97%, 7.62%, 5.26%, 6.44% and 5.52% per annum, respectively, and is payable semi-annually. These Senior Notes may not be redeemed prior to maturity, except: (i) in the event of certain changes in law affecting the Mexican withholding tax treatment of certain payments on the securities, in which case the securities will be redeemable, in whole or in part, at the option of the Company; and (ii) in the event of a change of control, in which case the Company may be required to redeem the securities at 101% of their principal amount. Also, the Company may, at its own option, redeem the Senior Notes due 2025, 2026, 2037, 2040, 2043, 2046 and 2049, in whole or in part, at any time at a redemption price equal to the greater of the principal amount of these Senior Notes or the present value of future cash flows, at the redemption date, of principal and interest amounts of the Senior Notes discounted at a fixed rate of comparable U.S. or Mexican sovereign bonds. The Senior Notes due 2026, 2032, 2040, 2043, 2045, 2046 and 2049 were priced at 99.385%, 99.431%, 98.319%, 99.733%, 96.534%, 99.677% and 98.588%, respectively, for a yield to maturity of 4.70%, 8.553%, 6.755%, 7.27%, 5.227%, 6.147% and 5.345%, respectively. The Senior Notes due 2025 were issued in two aggregate principal amounts of U.S.$400 million and U.S.$200 million, and were priced at 98.081% and 98.632%, respectively, for a yield to maturity of 6.802% and 6.787%, respectively. The terms of these Senior Notes contain covenants that limit the ability of the Company and certain restricted subsidiaries to incur or assume liens, perform sale and leaseback transactions, and consummate certain mergers, consolidations, and similar transactions. The Senior Notes due 2025, 2026, 2032, 2037, 2040, 2045, 2046 and 2049, are registered with the U.S. Securities and Exchange Commission (“SEC”). The Senior Notes due 2043 are registered with both the SEC and the Mexican Banking and Securities Commission (Comisión Nacional Bancaria y de Valores or “CNBV”). In the first, second and third quarters of 2023, the Company repurchased a portion of its outstanding Senior Notes due 2043 in the aggregate principal amount of Ps.274,310 and recognized a gain on extinguishment of debt in the amount of Ps.98,692, which was recognized in finance expense, net, in the Group’s consolidated statement of income for the year ended December 31, 2023. In August 2023, the Company concluded tender offers to purchase for cash a portion of its Senior Notes due 2025, 2026, 2045, 2046 and 2049, in the principal amount of U.S.$47.0 million, U.S.$92.6 million, U.S.$98.7 million, U.S.$20.4 million and U.S.$41.3 million, respectively, for an aggregate principal amount of U.S.$300.0 million. The Company paid for these tender offers cash in the aggregate amount of U.S.$274.9 million (Ps.4,718,251), plus related premiums of U.S.$6.2 million (Ps.106,505) and recognized a gain on extinguishment of debt in the amount of U.S.$18.9 million (Ps.324,512), which was recognized in finance expense, net, in the Group’s consolidated statement of income for the year ended December 31, 2023. In the second and third quarter of 2023, the Company repurchased a portion of its outstanding Senior Notes due 2043 in the aggregate principal amount of Ps.274,310, the Company paid for this repurchase an aggregate cash amount of Ps.174,785, plus related accrued interest of Ps.6,946, and recognized a gain on extinguishment of debt in the amount of Ps.92,579, which was recognized in finance expense, net, in the Group’s consolidated statement of income for the year ended December 31, 2023 (see Note 23).
(2)	In 2017, the Company issued Notes (“Certificados Bursátiles”) due 2027, through the BMV in the aggregate principal amount of Ps.4,500,000, with interest payable semi-annually at an annual rate of 8.79%. The Company may, at its own option, redeem the Notes due 2027, in whole or in part, at any semi-annual interest payment date at a redemption price equal to the greater of the principal amount of the outstanding Notes and the present value of future cash flows, at the redemption date, of principal and interest amounts of the Notes discounted at a fixed rate of comparable Mexican sovereign bonds. The terms of the Notes due 2027 contain covenants that limit the ability of the Company and certain restricted subsidiaries appointed by the Company’s Board of Directors, to incur or assume liens, perform sale and leaseback transactions, and consummate certain mergers, consolidations, and similar transactions.
(3)	In July 2019, the Company entered into a credit agreement for a five-year term loan with a syndicate of banks in the aggregate principal amount of Ps.10,000,000, with interest payable on a monthly basis at a floating rate based on a spread of 105 or 130 basis points over the 28-day TIIE rate depending on the Group’s net leverage ratio.In April 2024, the Company and two of its subsidiaries in the Group’s Cable segment (i) executed a credit agreement with a syndicate of banks (the “Credit Agreement”) for a five - year term loan in a principal amount of Ps.10,000,000, and a five - year revolving credit facility in the amount in Mexican pesos equivalent to U.S.$500 million; and (ii) terminated an unused revolving credit facility entered into 2022 with a syndicate of banks for up to an amount equivalent to U.S.$650 million, with an original maturity in 2025. The loans under the Credit Agreement bear interest at a floating rate based on a spread of 125 bps or 150 bps over the 28 - day TIIE rate depending on the Group’s leverage ratio. The Credit Agreement requires the maintenance of financial ratios related to indebtedness and interest expense. In April 2024, the Group used the proceeds of the term loan under the Credit Agreement to prepay in full amounts outstanding under the credit agreement entered into by the Company in 2019 with a syndicate of banks in the principal amount of Ps.10,000,000, with an original maturity in June 2024.
(4)	In December 2021, Sky entered into long-term credit agreement with a Mexican Bank in the aggregate principal amount of Ps.2,650,000, with interest payable on a monthly basis and maturity in December 2026, which included a Ps.1,325,000 loan with an annual interest rate of 8.215%, and a Ps.1,325,000 loan with an annual interest rate of 28-day TIIE plus 90 basis points. The funds from these loans were used for general corporate purposes, including the prepayment of Sky´s indebtedness. Under the terms of this credit agreement, Sky is required to: (a) maintain certain financial coverage ratios related to indebtedness and interest expense; and (b) comply with a restrictive covenant on spin-offs, mergers, and similar transactions. In March 2023, upon the maturity of loans with two Mexican banks, Sky repaid the remaining portions of these loans in the aggregate principal amount of Ps.1,000,000 with (i) available cash on hand in the amount of Ps.600,000 and (ii) funds from a revolving credit facility in the principal amount of Ps.400,000, plus interest payable on a monthly basis at the annual interest rate of TIIE plus 0.85%, with a maturity in 2028. In December 2023, Sky prepaid all of the used funds under its revolving credit facility plus unpaid accrued interest in the aggregate amount of Ps.403,981.
(5)	Principal amount of total debt as of December 31, 2023, is presented net of unamortized finance costs, in the aggregate amount of Ps.1,278,374.
(6)	In March 2010, Sky entered into a lease agreement with Intelsat Global Sales & Marketing Ltd. (“Intelsat”) by which Sky is obligated to pay at an annual interest rate of 7.30%, a monthly fee of U.S.$3.0 million through 2027 for satellite signal reception and retransmission service from 24 KU-band transponders on satellite IS-21, which became operational in October 2012. The service term for IS-21 will end at the earlier of: (a) the end of 15 years; or (b) the date IS-21 is taken out of service (see Note 12).
(7)	A subsidiary of the Company entered into a lease agreement with GTAC for the right to use certain capacity of a telecommunications network through 2030 (see Note 20).
(8)	Other lease liabilities recognized in accordance with IFRS 16 Leases, in the aggregate amount of Ps.2,981,536 and Ps.4,723,352, as of December 31, 2024 and 2023, respectively. These lease liabilities have terms which will expire at various dates between 2025 and 2051.

Schedule of outstanding principal amounts of hedged items

	December 31, 2024				December 31, 2023
	Millions of		Thousands of		Millions of		Thousands of
Hedged Items	U.S. Dollars		Mexican Pesos		U.S. Dollars		Mexican Pesos
Investment in shares of TelevisaUnivision (net investment hedge)	U.S.$	2,071.1	Ps.	43,220,986	U.S.$	2,499.7	Ps.	42,326,344
Open-Ended Fund (foreign currency fair value hedge)		37.6		784,769		39.8		674,451
Total	U.S.$	2,108.7	Ps.	44,005,755	U.S.$	2,539.5	Ps.	43,000,795

Schedule of foreign exchange gain or loss derived from senior notes designated as a hedge

Foreign Exchange Gain or Loss Derived from Senior Notes Designated as Hedging Instruments	2024		2023
Recognized in:
Comprehensive (loss) gain	Ps.	(9,122,973)	Ps.	6,683,712
Total foreign exchange (loss) gain derived from hedging Senior Notes	Ps.	(9,122,973)	Ps.	6,683,712
Offset against:
Foreign currency translation gain (loss) derived from the hedged net investment in shares of TelevisaUnivision	Ps.	8,946,557	Ps.	(6,585,695)
Foreign exchange gain (loss) derived from the hedged Open-Ended Fund		176,416		(98,017)
Total foreign currency translation and foreign exchange gain (loss) derived from hedged assets	Ps.	9,122,973	Ps.	(6,683,712)

Schedule of debt maturities

Debt maturities for the years subsequent to December 31, 2024, are as follows:

			Unamortized
	Nominal		Finance Costs
2025	Ps.	4,579,474	Ps.	22,524
2026		6,978,669		5,147
2027		4,500,000		8,825
2029		10,000,000		71,802
Thereafter		78,156,047		1,150,719
	Ps.	104,214,190	Ps.	1,259,017

Schedule of future minimum payments under lease liabilities

Future minimum payments under lease liabilities for the years subsequent to December 31, 2024, are as follows:

2025	Ps.	1,705,869
2026		1,628,224
2027		1,377,845
2028		686,894
2029		556,729
Thereafter		1,142,728
		7,098,289
Less: Amount representing interest		(1,711,650)
	Ps.	5,386,639

Schedule of reconciliation of long-term debt and lease liabilities arising from financing activities

			Cash Flow				Non-Cash Changes
									Foreign
	Balance as of				New Debt				Exchange				Balance as of
	January 1, 2024		Payments		and Leases		Spun-off		Income		Interest		December 31, 2024
Debt	Ps.	89,814,233	Ps.	(10,000,000)	Ps.	10,000,000	Ps.	—	Ps.	14,399,957	Ps.	—	Ps.	104,214,190
Lease liabilities		7,291,550		(1,567,300)		87,890		(1,117,157)		391,372		300,284		5,386,639
Total debt and lease liabilities	Ps.	97,105,783	Ps.	(11,567,300)	Ps.	10,087,890	Ps.	(1,117,157)	Ps.	14,791,329	Ps.	300,284	Ps.	109,600,829

			Cash Flow				Non-Cash Changes
									Foreign
	Balance as of				New Debt		Net Gain of		Exchange				Balance as of
	January 1, 2023		Payments		and Leases		Prepayment		Income		Interest		December 31, 2023
Debt	Ps.	106,235,385	Ps.	(5,899,981)	Ps.	—	Ps.	(523,628)	Ps.	(9,997,543)	Ps.	—	Ps.	89,814,233
Lease liabilities		8,369,072		(1,793,602)		619,652		—		(352,172)		448,600		7,291,550
Total debt and lease liabilities	Ps.	114,604,457	Ps.	(7,693,583)	Ps.	619,652	Ps.	(523,628)	Ps.	(10,349,715)	Ps.	448,600	Ps.	97,105,783